Stock-based Compensation (Options Assumptions) (Details) - Stock Option Awards [Member] - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assumptions
Grant price (in dollars per share)	$ 98.05	$ 92.16	$ 75.16
Expected stock price volatility	18.00%	20.00%	20.00%
Expected term (years)	5 years 6 months	5 years 6 months	5 years 6 months
Risk-free interest rate	2.08%	1.24%	0.76%
Dividend rate (in dollars per share)	$ 1.82	$ 1.65	$ 1.50
Weighted-average grant date fair value (in dollars per share)	$ 15.34	$ 14.44	$ 10.57